CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
REVENUE	$ 5,719,370	$ 1,551,542	$ 21,786,149	$ 808,902
Cost of revenue	4,066,294	1,369,516	15,461,282	736,746
Gross profit	1,653,076	182,026	6,324,867	72,156
Selling, general and administrative expense ("SG&A")	3,479,773	1,619,462	13,109,333	5,006,718
INCOME (LOSS) FROM OPERATIONS	(1,826,697)	(1,437,436)	(6,784,466)	(4,934,562)
OTHER INCOME (EXPENSE):
Interest expense	(452,819)	(54,178)	(234,169)	(152,678)
Amortization of debt discounts	(175,314)	(6,159)	(1,376,934)	(16,772)
Impairment of Goodwill			(1,315,973)	(680,772)
Other income	34,234		384,008	0
Gain on settlement of debt			125,001	513,909
Warrant expense			0	(416,445)
Gain (loss) on change in fair value of derivative liability and equity securities			0	(76,627)
Other income (expense)	(593,899)	(60,337)	(2,418,067)	(829,385)
INCOME (LOSS) BEFORE INCOME TAXES	(2,420,596)	(1,497,773)	(9,202,533)	(5,763,947)
Income taxes			0	0
NET INCOME (LOSS)	(2,420,596)	(1,497,773)	(9,202,533)	(5,763,947)
Loss (income) attributable to non-controlling interests	233,904	75,310	349,856	390,932
NET INCOME (LOSS) ATTRIBUTABLE TO SINGLEPOINT INC. STOCKHOLDERS	$ (2,186,692)	$ (1,422,463)	$ (8,852,677)	$ (5,373,015)
Net income (loss) per share - basic and diluted	$ (0.02)	$ (0.02)	$ (0.10)	$ (0.12)
Weighted average number of common shares outstanding - basic and diluted	125,443,947	66,578,194	89,429,042	43,847,537